CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 28, 2013 Successor [Member]	Jun. 29, 2012 Predecessor [Member]
Cash Flows from Operating Activities:
Net income (loss)	$ (308)	$ 16,486
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and Amortization	25,052	12,659
Amortization of deferred lease incentive obligation	(423)	(401)
Amortization of deferred debt financing costs	1,873	701
Amortization of OpCo Notes fair value adjustment	(1,549)	0
Share-based compensation	2,532	2,668
Excess tax benefits from share-based compensation	0	(1,082)
Deferred income taxes	(7,431)	1,625
Provision for doubtful accounts	1,214	594
Gain on disposal of property and equipment	(1)	(91)
Other	(162)	(227)
Changes in assets and liabilities:
Accounts receivable - trade	(23,461)	(20,464)
Inventories	(15,518)	(2,253)
Prepaid expenses and other current assets	1,880	3,772
Other assets	(74)	(23)
Accounts payable	12,693	(7,765)
Accrued expenses and other current liabilities	(1,633)	848
Accrued interest	1,557	45
Income taxes	4,104	1,418
Other liabilities	(198)	(14)
Net cash provided by (used in) operating activities	147	8,496
Cash Flows from Investing Activities:
Purchases of property and equipment, net	(10,595)	(7,670)
Net cash used in investing activities	(10,595)	(7,670)
Cash Flows from Financing Activities:
Increase (decrease) in purchase card payable, net	472	(1,781)
Proceeds from ABL Facility	74,000	0
Payments on ABL Facility	(71,500)	0
Payment of debt financing costs	178	1
Payments on capital lease obligations	(282)	(354)
Proceeds from issuance of common stock	750	0
Proceeds from stock options exercised	0	2,170
Excess tax benefits from share-based compensation	0	1,082
Purchases of treasury stock	0	(1,448)
Net cash provided by (used in) financing activities	3,262	(332)
Effect of exchange rate changes on cash and cash equivalents	(207)	(11)
Net (decrease) increase in cash and cash equivalents	(7,393)	483
Cash and cash equivalents at beginning of period	17,505	97,099
Cash and cash equivalents at end of period	10,112	97,582
Cash paid (received) during the period for:
Interest	29,662	11,277
Income taxes (refunds) payments, net	$ (399)	$ 7,681